SCHEDULE OF INVESTMENTS (Details)	9 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of detailed information about investment property [abstract]
Balance	$ 192,583
Change in fair value	14,046
Balance	$ 206,629